Nonexempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP, 401(K) Plan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Nonexempt Party-In-Interest Transactions	EXEMPT PARTY-IN-INTEREST TRANSACTIONS
The Charles Schwab Trust Company is the trustee of the Plan, and Schwab Retirement Plan Services, Inc. is the administrator of the Plan. All investments managed by both companies qualify as exempt party-in-interest transactions. Total trustee and administrative fees charged by the Charles Schwab Trust Company and Schwab Retirement Plan Services, Inc. to the Plan for 2025 were $458,879. Any administrative fees paid by the Plan to Charles Schwab Trust Company, Schwab Retirement Plan Services, Inc. or any other third party service provider to the Plan, qualify as exempt party-in-interest transactions.
The Company is also a party-in-interest to the Plan under the definition provided in Section 3(14) of ERISA. Therefore, the Company’s common stock transactions qualify as party-in-interest transactions. At December 31, 2025 and 2024, the fair value of the Williams-Sonoma, Inc. Stock Fund was $198,071,076 and $216,879,923, respectively, and the fair value of the holdings of Williams-Sonoma, Inc. (the sponsoring employer) stock within this fund was $196,071,461 and $214,691,766, respectively. In 2025, the Plan recorded dividend income and a realized net loss from the Williams-Sonoma, Inc. Stock Fund of $2,755,877 and $155,681, respectively. As of December 31, 2025 and 2024, the Plan held 1,097,886 and 1,159,368 shares of Williams-Sonoma, Inc. common stock, respectively.
In addition, the Plan issues notes receivable from participants that are secured by the vested balances in the participants’ accounts. These transactions qualify as exempt party-in-interest transactions.
NONEXEMPT PARTY-IN-INTEREST TRANSACTIONS
For the 2025 Plan year, the Company remitted several participant contributions totaling $2,602,701 to the trustee later than required by Department of Labor (“DOL”) Regulation 2510.3-102. The Company intends to file Form 5330, pay any applicable excise tax, and credit affected participant accounts with lost earnings in accordance with DOL guidance. The circumstances contributing to these late participant contributions were identified and corrected by plan management.